Significant Accounting Policies - Summary of Company's Subsidiaries, Associates and Joint Ventures (Details)		12 Months Ended
	Sep. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geekie
Significant Accounting Policies
Ownership interest held		56.06%
Arco Educacao S.A.
Significant Accounting Policies
Principal activities			Holding
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%	100.00%
PSD Educao S.A.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%	100.00%
Barra Americas Editora Ltda.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%	100.00%
Distribuidora de Material Didatico Desterro Ltda.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%	100.00%
Novagaucha Editora e Livraria Ltda.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held				100.00%
SAS Sistema de Ensino Ltda.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%	100.00%
Arco Ventures S.A.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%	100.00%
SAS Livrarias Ltda.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%	100.00%
SAE Digital S.A
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%	100.00%
Escola de Aplicacao Sao Jose dos Campos Ltda.
Significant Accounting Policies
Principal activities			Educational services
Country of Incorporation, Subsidiary			Brazil
Ownership interest held				69.60%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		51.50%	51.50%	51.50%
NS Ventures Participacoes Ltda.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held				100.00%
NS Educacao Ltda. ("NS Educacao")
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held				100.00%
Nave a Vela Ltda. ("Nave")
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		51.00%	51.00%
EEM Licenciamento de Programas Educacionais Ltda
Significant Accounting Policies
Principal activities			Educational technology
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%
NLP Solucoes Educacionais Ltda.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%	100.00%
WPensar S.A
Significant Accounting Policies
Principal activities			Educational technology
Country of Incorporation, Joint Venture			Brazil
Ownership interest held	100.00%
Direct and indirect interest, Joint Venture		100.00%	25.00%	25.00%
Geekie Desenvolvimento de Softwares S.A
Significant Accounting Policies
Principal activities			Educational technology
Country of Incorporation, Associate			Brazil
Percentage of share capital acquired		56.00%	37.50%	8.05%
Studos Software Ltda.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		100.00%
Escola da Inteligencia Cursos Educacionais Ltda.
Significant Accounting Policies
Principal activities			Educational content
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		60.00%
Bewater Ventures I GA Fundo de Investimento em Participaes Multiestratgia
Significant Accounting Policies
Principal activities			Private equity
Country of Incorporation, Subsidiary			Brazil
Ownership interest held		14.48%